Financial Instruments (Details 10) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [line items]
Less: Cash and cash equivalents	R$ (4,161,939)	R$ (5,634,623)
Bonds and securities, noncurrent	529,085	490,732
Net income	2,799,370	2,327,168	R$ 1,149,321
Deferred tax expense (income)	421,436	(17,047)	(649,134)
Current tax expense (income)	177,999	371,104	368,035
Depreciation and amortization	R$ 1,465,478	R$ 1,382,040	R$ 1,233,097